Commitments and Contingencies Level 4 (Details) - Non-Environmental Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 16	$ 22
Estimated Litigation Liability, Current	7	8
Brazil Tax Claim [Member]
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 30